Property, plant and equipment	6 Months Ended
Jun. 30, 2024
Property, plant and equipment.
Property, plant and equipment

Note  5

Property, plant and equipment

			Other fixtures and	Assets under
EUR’000	Vessels	Dry dock	fittings	construction	Total

Cost 2024
1 January 2024	566,360	9,135	979	571,745	1,148,219
Additions	2,590	7,630	2,614	288,803	301,637
Transfer from assets under construction	127,232	-	157	(127,389)	-
Disposals	-	-	(306)	-	(306)
Exchange differences	12,805	40	436	5,834	19,115
30 June 2024	708,987	16,805	3,880	738,993	1,468,665

Accumulated depreciation and impairment
1 January 2024	58,727	3,548	312	-	62,587
Depreciation charge	20,930	903	492	-	22,325
Disposals			(306)	-	(306)
Exchange differences	2,877	11	247	-	3,135
30 June 2024	82,534	4,462	745	-	87,741

Net book value, 30 June 2024	626,453	12,343	3,135	738,993	1,380,924

Additions during the first half of 2024 amounted to EUR 302 million (H1 2023: EUR 117 million) and were mainly driven by downpayments of EUR 250 million for the third A-class foundation installation vessels (EUR 94 million), the P-Class vessels (EUR 51 million), the M-class installation vessels (EUR 66 million) and the last instalments for the main cranes for both Wind Orca (EUR 17 million) and Wind Osprey (EUR 22 million), represented above on assets under construction. Additions during the first half of 2023 were mainly driven by instalments for the main cranes for both Wind Orca and Wind Osprey (EUR 7.5 million). Transfer from assets under construction during the first half of 2024 were mainly related to the main cranes for both Wind Orca (EUR 60 million) and Wind Osprey (EUR 54 million).

In addition, assets under construction contains EUR 4 million (H1 2023: EUR 4 million) worth of guarantee fees to BW Group related to the A-class and P-class newbuild vessels.

Borrowing costs for H1 2024 have been capitalised in the total amount of EUR 5.4 million (H1 2023: EUR 3.1 million). The capitalisation rate used to determine the amount of borrowing costs to be capitalised is the weighted average interest rate applicable to the Company’s general borrowings during the reported period, in this case 4% (H1 2023: 5%).

Impairment test of vessels (excluding goodwill)

For its assessment of the value of the vessels, the Company has considered impairment indicators and revised the considered most significant assumptions used in the fair value and value in use assessment in Annual Report 2023. Cadeler has assessed there were no significant changes to the value in use assumptions. The Company has identified neither internal nor external impairment indicators. Therefore, Management has not performed an impairment test of the value of the vessels as of 30 June 2024.

For information on goodwill impairment, refer to Note 6.